FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2013
Leases, Capital [Abstract]
Schedule of Components in Investments in Finance Leases
The following schedule lists the components of the net investment in finance lease:

(in thousands of $)	2013	2012
Total minimum lease payments to be received	5,082	8,766
Less: unearned income	(387)	(965)
Net investment in finance lease	4,695	7,801
Less: current portion	(3,108)	(3,106)
	1,587	4,695

Schedule of Future Minimum Lease Receivables for Capital Leases	Lease revenues under the charter are as follows:

(in thousands of $)
Year ending December 31,
2014	3,430
2015	1,652
2016	—
2017	—
2018	—
Thereafter	—
Total minimum lease revenues	5,082